Retirement Plans	12 Months Ended
Sep. 30, 2011
Retirement Plans
Retirement Plans

NOTE 9—RETIREMENT PLANS

We have two qualified defined contribution retirement plans (the "Retirement Plans") under which qualified participants may make contributions, which together with our contributions, can be up to 100% of their compensation, as defined, to a maximum of $49,000. In the first month following the date of hire, an employee can elect to become a participant in a Retirement Plan. Under the Plans, participant contributions of 1% to 5% matched on a 2 to 1 basis. Our contributions vest 100% to each participant after three years of service with us including any period of ineligibility mandated by the Plans. If a participant terminates employment before becoming fully vested, the unvested portion is credited to our account and can be used only to offset our future contribution requirements.

During fiscal years 2011 and 2010, forfeitures of $0.3 million and $0.3 million, respectively, were used to reduce our cash contribution requirements while no forfeitures were used in fiscal year 2009. In fiscal years 2011, 2010 and 2009, our actual cash contributions totaled approximately $4.3 million, $5.2 million and $4.9 million, respectively. As of September 30, 2011, there were approximately $0.2 million of contribution forfeitures, which can be used to reduce our future cash contribution requirements.